Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover page.
Entity Registrant Name	PECK Co HOLDINGS, INC.
Entity Central Index Key	0001634447
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-4
Amendment Flag	false